INTEREST EXPENSE (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest expense [line items]
Interest expense incurred	¥ 7,877	¥ 5,679	¥ 6,517
Less: Interest expense capitalized	(1,307)	(996)	(2,011)
Interest expense, gross amount	6,570	4,683	4,506
Interest expense on lease liabilities	9,096	9,200	9,349
Accretion expenses (Note 32)	1,103	1,135	1,343
Interest expense	¥ 16,769	¥ 15,018	¥ 15,198
Top of Range [Member]
Interest expense [line items]
Interest rates per annum at which borrowing costs were capitalized for construction in progress	4.25%	4.35%	4.66%
Bottom of Range [Member]
Interest expense [line items]
Interest rates per annum at which borrowing costs were capitalized for construction in progress	1.89%	1.84%	2.60%